Convertible Note Arrangement	12 Months Ended
Dec. 31, 2023
Convertible Note Arrangement
Convertible Note Arrangement

13.Convertible Note Arrangement

On February 13, 2023, the Company completed subscription agreements with certain institutional investors in the United States with respect to $68,049 (US$51,000) principal amount of 8.99% senior secured notes due February 2028 (“2028 Notes”). The initial conversion rate of the Notes is 403.2140 Common Shares per US$1,000 principal amount of Notes (equivalent to an initial conversion price of approximately US$2.48 per Common Share) subject to certain adjustments set forth in the Note Indenture (the “Conversion Price”). The Notes bear interest at 8.99% per annum, payable in cash semi-annually in arrears in February and August of each year and mature in February 2028. During the first 12 months of the term of the Notes, the Company may pay interest through the issuance of Common Shares at an increased annual interest rate of 11.125%. In the event the Company achieves a third-party green bond designation during the term of the Note Indenture, the interest rate on future cash interest payments shall be reduced to 8.75% per year and the interest rate of future interest paid through the issuance of Common Shares shall be reduced to 10.75% per year.

The investors in the offering also received an aggregate of 10,796,054 warrants to purchase common shares in the Company. The Warrants are exercisable for five years at an exercise price of US$2.48, subject to certain adjustments. The warrants were subsequently re-priced to $1.00. See Note 26 (a).

Upon early conversion of the 2028 Notes, the Company will make an interest make whole payment equal to the lesser of the two years of interest payments or interest payable to maturity, which may be made in cash or shares at the Company’s discretion. The investors also received a royalty (the “Royalty”) of (i) 0.6% on “Operating Revenue” from the sale of all cobalt produced from the Refinery payable in the first twelve months following a defined threshold of commercial production, where “Operating Revenue” consists of revenue from the Refinery less certain permitted deductions; and (ii) 0.6% on all revenue from sales of cobalt generated from the Refinery in the second to fifth years following the commencement of commercial production. Royalty payments under the royalty agreements are subject to a cumulative cap of US$6 million.

The Company used a portion of the proceeds of the 2028 Notes offering to purchase all of the outstanding convertible notes consisting of US$36 million of existing 6.95% senior secured notes due December 2026 (“2026 Notes”) for cancellation at par, as well as to pay accrued and unpaid interest on the 2026 Notes through the closing date of the 2028 Notes offering for US$51,000 ($68,049). The net proceeds were $20,013, before interest payment of $1,656 and transaction costs of $2,340 (Note 13). As the terms of the 2028 Notes are substantially different from the 2026 Notes, the Company accounted for the 2026 Notes as an extinguishment of the original financial liability and recognized a new financial liability for the 2028 Notes. The extinguishment of 2026 Notes and recognition of 2028 Notes resulted in a loss of $18,727 (Note 13) as determined below.

		Financial
	Convertible	Derivative
	Notes Payable	Liability	Total
Balance at January 1, 2022	$22,541	$37,715	$60,256
Effective interest	6,954	—	6,954
Foreign exchange loss	2,728	—	2,728
Interest payment	(3,183)	—	(3,183)
Gain on fair value derivative revaluation	—	(27,686)	(27,686)
Portion de-recognized due to conversions	(2,078)	(3,355)	(5,433)
Less: Accrued interest	(1,300)	—	(1,300)
Balance at December 31, 2022	$25,662	$6,674	$32,336
Effective interest	914	—	914
Foreign exchange loss	(22)	—	(22)
Loss on fair value derivative re-valuation	—	5,076	5,076
Less: Accrued interest	(356)	—	(356)
Balance at February 13, 2023	$26,198	$11,750	$37,948
Proceeds from 2028 Notes			20,013
Fair value used to settle 2026 Notes			57,961
Fair value of 2028 Notes			74,348
Loss before transaction costs			(16,387)
Transaction costs			(2,340)
Loss on extinguishment of 2026 Notes and recognition of 2028 Notes			$(18,727)

The 2028 Notes contains components of Convertible Notes, Warrants, and a Royalty. Based on the 2028 Notes agreements, these components are separately exercisable hence the Company has accounted for each as a freestanding financial instrument and initially recorded these components at fair value. They have been recorded as derivative liabilities until they are elected to conversion to common shares.

As at initial recognition on February 13, 2023, the embedded derivatives were fair valued using the finite difference valuation method with the following key assumptions:

●	Risk free rate at February of 3.96% based on the US dollar zero curve;
●	Equity volatility at February 13, 2023 of 56% based on an assessment of the Company’s historical volatility and the estimated maximum a third-party investor would be willing to pay for;
●	An Electra share price at February 13, 2023 of $2.23 reflecting the quoted market prices; and
●	A credit spread at February 13, 2023 of 28.9%.

For the year ended December 31, 2023, the embedded derivatives were fair valued using the finite difference valuation method with the following key assumptions:

●	Risk free rate at December 31, 2023 of 3.85% (December 31, 2022 – 4.2%) based on the US dollar zero curve;
●	Equity volatility at December 31, 2023 of 62% (December 31, 2022 – 54%) based on an assessment of the Company’s historical volatility and the estimated maximum a third-party investor would be willing to pay for;
●	An Electra share price at December 31, 2023 of $0.365 (December 31, 2022 - $2.25) reflecting the quoted market prices; and
●	A credit spread at December 31, 2023 of 27.8% (December 31, 2022 – 30.5%).

The following table sets out the details of the Company’s financial derivative liability related to embedded derivatives in the 2028 Notes as of December 31,2023:

	Convertible
	Notes
	Payable	Warrants	Royalty	Total
Balance at January 1, 2023	$—	$—	$—	$—
Initial recognition at fair value	60,108	13,519	721	74,348
Balance at February 13, 2023	60,108	13,519	721	74,348
Portion de-recognized due to conversions	(840)	—	—	(840)
Revaluation to fair value	(18,685)	(12,073)	—	(30,758)
Foreign exchange gain	(482)	(25)	(9)	(516)
Accretion	—	—	146	146
Balance at December 31, 2023	$40,101	$1,421	$858	$42,380

For the years ended December 31, 2023, and 2022, the Company incurred the following finance costs relating to 2026 Notes and 2028 Notes.

	December 31,	December 31,
	2023	2022
Gain (loss) on financial derivative liability - 2026 Notes	$(5,076)	$27,686
Loss on extinguishment of 2026 Notes and recognition of 2028 Notes	(18,727)	—
Fair value gain on convertible notes payable and warrants	30,758	—
Other	(272)	—
Balance at December 31	$6,683	$27,686

The 2028 Notes are secured by a first priority security interest (subject to customary permitted liens) in substantially all of the Company’s assets, and the assets and/or equity of the secured guarantors. The 2028 Notes are subject to customary events of default and basic positive and negative covenants. The Company is required to maintain a minimum liquidity balance of US$2,000 under the terms of the 2028 Notes.